Net Loss Per Share (Details) - Schedule of Potentially Dilutive Outstanding Securities - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	88,373,310	66,993,328	71,223,058	31,008,418
Warrants [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	61,332,886	37,436,200	43,729,794	15,981,290
Common Share options [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	20,399,367	21,086,071	20,672,207	5,506,071
ACI Canada legacy performance options [Member]
Schedule of Potentially Dilutive Outstanding Securities [Line Items]
Total anti-dilutive features	6,641,057	8,471,057	6,821,057	9,521,057